Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing

The Company has not granted stock awards or stock options to any grantees since 2023; however, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.

1

Award Timing Method	The Company has not granted stock awards or stock options to any grantees since 2023; however, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false